Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMERICAN GROWTH FUND INC
Prospectus Date	rr_ProspectusDate	Nov. 30, 2017
AMERICAN GROWTH FUND Series One
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Risk/Return Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund´s primary objective is growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the American Growth Fund. More information about these and other discounts is available from your financial professional and in How to Reduce your Sales Charge, page 13 of the Fund´s prospectus and under Distribution of Shares, page 11 of the Fund´s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment) ended July 31, 2017:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund´s performance. During the most recent fiscal year, the Fund´s portfolio turnover rate was 15% of the average market value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of Class A and Class D shares in amounts of $1,000,000 or more which are not subject to an initial sales charge generally will be subject to a contingent deferred sales charge of 1.0% of amounts redeemed within the first year of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the American Growth Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund´s operating expenses remain the same. Seven years after the date of purchase, Class C Shares automatically convert to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Investment Research Corporation (the "Adviser") manages the Fund using a growth style of investing. We use a consistent approach to build the Fund´s security portfolio which is made up primarily of common stocks and securities convertible into common stock. These securities are issued by large companies, and to a lesser extent, small and mid-sized companies. When a company´s fundamentals are strong, we believe earnings growth will follow.
Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The primary risks of investing in the Fund are:
  Stock Market Risk - the value of an investment may fluctuate,
  Industry and security risk - the risk that the value of securities in a particular industry or the value of an individual stock or bond will decline because of changing expectations for the performance of that industry or for the individual company issuing the stock or bond.
  Management Risk - risks that the Adviser´s assessment of a company´s growth prospects may not be accurate,
  Interest Rate Risk – as rates rise, the price of a fixed rate bond will fall,
  Credit Risk – a bond's issuer may be unable to make timely payments of interest and capital,
  Foreign Investment Risk – adverse effects from political instability, currency exchange rates, economic conditions or regulatory and accounting standards.
  Liquidity Risk - a given security or asset may not be readily marketable,
  Small Cap Risk - small cap stocks tend to have a high exposure to market fluctuations and failure,
  Mid Cap Risk - mid cap stocks tend to have a greater exposure to market fluctuations and failure,
  Equity Risk – stock and equity fluctuates in response to a company's financial condition,
  Repurchase Agreement Risk – a seller may default or a security declines in value,
  Depository Receipts Risk – generally these are subject to the same risks as Foreign Investment Risks,
  Convertible Securities have the risk of loss of principal at maturity.
  Large Cap Company Risk – slower response to competitors, technology and consumer tastes and slower growth rates during periods of economic expansion.
		Loss of some or all of the money you invest is a risk of investing in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of some or all of the money you invest is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table are intended to provide you with an indication of the risks of investing in the Fund by showing changes in performance from year to year and by showing how the Fund´s average annual returns for Class D shares for 1, 5 and 10 years compare to those of the Standard and Poor’s 500 Index total return. Past performance, before and after taxes, is not predictive of future performance. Account fees are not reflected in the chart. If the sales load and account fees were included, the returns would be less than those that are shown. Updated performance information for the Fund is available at the Fund´s web site (www.americangrowthfund.com) or toll free telephone number (800) 525-2406.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table are intended to provide you with an indication of the risks of investing in the Fund by showing changes in performance from year to year and by showing how the Fund´s average annual returns for Class D shares for 1, 5 and 10 years compare to those of the Standard and Poor’s 500 Index total return.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 525-2406
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.americangrowthfund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not predictive of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Account fees are not reflected in the chart. If the sales load and account fees were included, the returns would be less than those that are shown.
2007	rr_AnnualReturn2007	(3.13%)
2008	rr_AnnualReturn2008	(33.82%)
2009	rr_AnnualReturn2009	24.89%
2010	rr_AnnualReturn2010	(3.20%)
2011	rr_AnnualReturn2011	(4.41%)
2012	rr_AnnualReturn2012	18.85%
2013	rr_AnnualReturn2013	35.60%
2014	rr_AnnualReturn2014	6.92%
2015	rr_AnnualReturn2015	(2.01%)
2016	rr_AnnualReturn2016	10.71%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly return: 15.00% for quarter ended September 2009. Lowest quarterly return: -26.06% for quarter ended September 2011. Year to date performance for the period ended 09/30/17 was 7.88%.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date performance
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.06%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor´s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts;
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Class D and after-tax returns for other Classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes; Actual after-tax returns depend on an investor´s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts;
		After-tax returns are shown for only Class D and after-tax returns for other Classes will vary.
AMERICAN GROWTH FUND Series One | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) as a percentage of original purchase price or redemption proceeds, whichever is lower	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	5.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.37%
1 Year	rr_ExpenseExampleYear01	$ 1,171
3 Years	rr_ExpenseExampleYear03	2,339
5 Years	rr_ExpenseExampleYear05	3,476
10 Years	rr_ExpenseExampleYear10	6,183
1 Year	rr_ExpenseExampleNoRedemptionYear01	1,171
3 Years	rr_ExpenseExampleNoRedemptionYear03	2,339
5 Years	rr_ExpenseExampleNoRedemptionYear05	3,476
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 6,183
One Year	rr_AverageAnnualReturnYear01	4.31%
Five Years	rr_AverageAnnualReturnYear05	11.75%
Ten Years	rr_AverageAnnualReturnYear10	2.40%
AMERICAN GROWTH FUND Series One | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a percentage of original purchase price or redemption proceeds, whichever is lower	rr_MaximumDeferredSalesChargeOverOther	5.00%	[2]
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	5.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.07%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Contingent Deferred Sales Charge for the 1st 2 years is 5%, 3rd & 4th years - 4%, 5th yr. - 3%, 6th yr. - 2%, 7th yr. - 1%.
1 Year	rr_ExpenseExampleYear01	$ 1,200
3 Years	rr_ExpenseExampleYear03	2,456
5 Years	rr_ExpenseExampleYear05	3,657
10 Years	rr_ExpenseExampleYear10	6,380
1 Year	rr_ExpenseExampleNoRedemptionYear01	700
3 Years	rr_ExpenseExampleNoRedemptionYear03	2,056
5 Years	rr_ExpenseExampleNoRedemptionYear05	3,357
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 6,380
One Year	rr_AverageAnnualReturnYear01	9.70%
Five Years	rr_AverageAnnualReturnYear05	12.27%
Ten Years	rr_AverageAnnualReturnYear10	2.31%	[3]
AMERICAN GROWTH FUND Series One | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a percentage of original purchase price or redemption proceeds, whichever is lower	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	5.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.07%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	In the first year after purchase.
1 Year	rr_ExpenseExampleYear01	$ 800
3 Years	rr_ExpenseExampleYear03	2,056
5 Years	rr_ExpenseExampleYear05	3,357
10 Years	rr_ExpenseExampleYear10	6,380
1 Year	rr_ExpenseExampleNoRedemptionYear01	700
3 Years	rr_ExpenseExampleNoRedemptionYear03	2,056
5 Years	rr_ExpenseExampleNoRedemptionYear05	3,357
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 6,380
One Year	rr_AverageAnnualReturnYear01	9.75%
Five Years	rr_AverageAnnualReturnYear05	12.26%
Ten Years	rr_AverageAnnualReturnYear10	2.26%
AMERICAN GROWTH FUND Series One | Class D
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) as a percentage of original purchase price or redemption proceeds, whichever is lower	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	5.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.07%
1 Year	rr_ExpenseExampleYear01	$ 1,144
3 Years	rr_ExpenseExampleYear03	2,264
5 Years	rr_ExpenseExampleYear05	3,360
10 Years	rr_ExpenseExampleYear10	5,999
1 Year	rr_ExpenseExampleNoRedemptionYear01	1,144
3 Years	rr_ExpenseExampleNoRedemptionYear03	2,264
5 Years	rr_ExpenseExampleNoRedemptionYear05	3,360
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,999
One Year	rr_AverageAnnualReturnYear01	4.29%
Five Years	rr_AverageAnnualReturnYear05	11.98%
Ten Years	rr_AverageAnnualReturnYear10	2.71%
AMERICAN GROWTH FUND Series One | Return after taxes on Distributions | Class D
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.29%
Five Years	rr_AverageAnnualReturnYear05	11.98%
Ten Years	rr_AverageAnnualReturnYear10	2.71%
AMERICAN GROWTH FUND Series One | Return after taxes on Distributions and Sale of Fund Shares | Class D
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.29%
Five Years	rr_AverageAnnualReturnYear05	11.98%
Ten Years	rr_AverageAnnualReturnYear10	2.71%
AMERICAN GROWTH FUND Series One | Standard and Poor's 500 Index (reflects no deduction for fees expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.96%
Five Years	rr_AverageAnnualReturnYear05	14.66%
Ten Years	rr_AverageAnnualReturnYear10	6.95%

[1]	Purchases of Class A and Class D shares in amounts of $1,000,000 or more which are not subject to an initial sales charge generally will be subject to a contingent deferred sales charge of 1.0% of amounts redeemed within the first year of purchase. See Class A and D Sales Charges on page 13.
[2]	Contingent Deferred Sales Charge for the 1st 2 years is 5%, 3rd & 4th years - 4%, 5th yr. - 3%, 6th yr. - 2%, 7th yr. - 1%.
[3]	After seven years Class B Shares convert to Class A Shares. The ten year return for Class B reflects the first seven year returns for Class B and the remaining 3 years as Class A.
[4]	In the first year after purchase.